Cover Page	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 26, 2024
Entity Registrant Name	EHEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33071
Entity Tax Identification Number	56-2357876
Entity Address, Address Line One	13620 RANCH ROAD 620 N, SUITE A250
Entity Address, City or Town	AUSTIN
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78717
City Area Code	737
Local Phone Number	248-2340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EHTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001333493
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	78717
Entity Address, Address Line One	13620 RANCH ROAD 620 N, SUITE A250
Entity Address, City or Town	AUSTIN
Entity Address, State or Province	TX
Former Address
Cover [Abstract]
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SUITE 150
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	95054
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SUITE 150
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA